UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Market Vectors ETF Trust
99 Park Avenue
New York, NY 10016

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-MKT.VCTR

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 to June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Agribusiness ETF

BYD COMPANY LTD

Security	Meeting Type
Y1023R104	Annual General Meeting

Ticker Symbol	Meeting Date	10-Jun-2008

ISIN	CNE100000296	Agenda	701557843 - Management

Item	Proposal	Type	Vote	For/Against
Management

1.	Approve the working report of the Board of Directors of the	Management	For	For
Company for the YE 31st DEC 2007

2.	Approve the working report of the Supervisory Committee of the	Management	For	For

Company for the YE 31st DEC 2007

3.a	Re-elect Mr. Wang Chuan-Fu as a Director with effect from 11	Management	For	For

JUN 2008 for a term of 3 years and to fix his remuneration and authorize the Board to enter into a service contract with Mr. Wang

Chuan-fu upon such terms and conditions as the Board shall think fit and to do all such acts and things to give effect to such re-
election

3.b	Re-elect Mr. Lu Xian-Yang as a Director with effect from 11 JUN	Management	For	For

2008 for a term of 3 years and to fix his remuneration and

authorize the Board to enter into an appointment letter with Mr. Lu

Xiang-Yang upon such terms and conditions as the Board shall think fit and to do all such acts and things to give effect to such re-
election

3.c	Re-elect Mr. Xia Zuo-Quan as a Director with effect from 11 JUN	Management	For	For
2008 for a term of 3 years and to fix his remuneration and

authorize the Board to enter into a service contract with Mr. Xia

Zuo-Quan upon such terms and conditions as the Board shall

think fit and to do all such acts and things to give effect to such re-
election

For
3.d	Re-elect Ms. Madam Li Dong as a Director with effect from 11	Management	For

JUN 2008 for a term of 3 years and to fix his remuneration and authorize the Board to enter into a service contract with Ms.

Madam Li Dong upon such terms and conditions as the Board
shall think fit and to do all such acts and things to give effect to such re-election

Management	For
3.e	Re-elect Mr. Lin You-ren as a Director with effect from 11 JUN	For

2008 for a term of 3 years and to fix his remuneration and

authorize the Board to enter into a service contract with Mr. Lin

You-ren upon such terms and conditions as the Board shall think fit and to do all such acts and things to give effect to such re-

election

3.f	Re-elect Mr. Wu Changqi as a Director with effect from 11 JUN	Management	For	For

2008 for a term of 3 years and to fix his remuneration and

authorize the Board to enter into a service contract with Mr. Wu

Changqi upon such terms and conditions as the Board shall think fit and to do all such acts and things to give effect to such re-

election

4.a	Re-elect Mr. Dong Jun-qing as a Independent Supervisor with	Management	For	For

effect from 11 JUN 2008 for a term of 3 years and to fix his remuneration and authorize the Board to enter into a service contract with Mr. Dong Jun-qing upon such terms and conditions as the Board shall think fit and to do all such acts and things to give effect to such re-election

4.b	Re-elect Mr. Li Yongzhao as a Independent Supervisor with effect	Management	For	For

from 11 JUN 2008 for a 3 years and to fix his remuneration and authorize the Board to enter into a service contract with Mr. Li
Yongzhao upon such terms and conditions as the Board shall

think fit and to do all such acts and things to give effect to such re-

election

4.c	Re-elect Mr. Zhang Hui-bin as the shareholder representative	Management	For	For

Supervisor with effect from 11 JUN 2008 for a 3 years and to fix his remuneration and authorize the Board to enter into a service contract with Mr. Zhang Hui-bin upon such terms and conditions as the Board shall think fit and to do all such acts and things to give effect to such re-election

4.d	Authorize the Board to enter into a service contract with Ms. Wang	Management	For	For

Zhen and Ms. Madam Yan Chen upon such terms and conditions

as the Board shall think fit and to do all such acts and things to give effect to such re-election

5.	Approve the audited financial statements of the Company as at	Management	For	For

and for the YE 31st DEC 2007

6.	Approve the appropriation of profit of the Company for the YE 31st	Management	For	For

Dec 2007

7.	Re-appoint Ernst & Young and Ernst & Young Hua Ming as the	Management	For	For

Company's International and PRC Auditors respectively for the FY of 2008 respectively to hold office until the conclusion of the next

AGM of the Company. and authorize the Board to determine their remunerations

8.	Approve to put forward in accordance with the Articles of	Management	For	For

Association of the Company by any shareholder(s) holding 5% or more of the shares carrying the right to vote at the AGM

S.9	Authorize the Board, to grant a general mandate to allot, issue	Management	Against	Against

and deal with additional shares in the capital of the Company,

whether domestic shares or H shares, up to an aggregate nominal amount not exceeding 20% of the total nominal amount of shares of the same class of the Company in issue, subject to all

governmental and/or regulatory approval(s), if any, under the applicable Law [including but without limitation to the Company

Law of the PRC and the rules governing the Listing of Securities on the Stock Exchange of Hong Kong Limited]; and to approve, execute and do or procure to be executed and done, all such

documents, deeds and things as it may consider necessary in

connection with the allotment and issue of any new shares
pursuant to the exercise of the general mandate referred in this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or expiration of a 12-month period

following the passing of this resolution]

S.10	Approve the amendments to the Articles of Association of the	Management	For	For

Company [the Articles] effective from the date of which the A shares of the Company are first traded on the Shenzhen Stock

Exchange and to be subsequently approved by the Ministry of

Commerce of the PRC

S.11	Authorize the Directors to allot, issue and deal with additional	Management	Against	Against

shares in the capital of the Company, and make or grant offers,

agreements and options during and after the relevant period, not exceeding the aggregate of (a) 20% of the aggregate nominal

amount of the issued share capital at the date of passing this resolution 7; and (b) the nominal amount of share capital
repurchased after passing of this resolution, otherwise than pursuant to i] a rights issue;[ii] or the exercise of rights of subscription or conversion under the terms of any existing
warrants, bonds, debentures, notes or other securities issued by

BYD Electronic which carry rights to subscribe for or are

convertible into shares of BYD Electronic or iii] any share option scheme or similar arrangement; or iv) an issue of shares as scrip dividend pursuant to the Articles of the Association or similar arrangement; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next
AGM is to be held by law]

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed

Shares

262851	55P	2773170	0	30-May-2008	30-May-2008

DONGFANG ELECTRIC CORPORATION LTD

Security	Meeting Type
Y20958107	Annual General Meeting

Ticker Symbol	Meeting Date	16-May-2008

ISIN	CNE100000304	Agenda	701517736 - Management

Item	Proposal	Type	Vote	For/Against
Management

1.	Approve the 2007 report of the Board of Directors	Management	For	For

2.	Approve the 2007 report of the Supervisory Committee	Management	For	For

3.	Approve the distribution of profits after tax for the year 2007	Management	For	For

4.	Approve the audited financial statements and reports of Auditors	Management	For	For

for the YE 31 DEC 2007

5.	Approve the 2008 Work Plan	Management	For	For

6.	Approve the appointment of the Deloitte Deloitte Touche Tomants	Management	For	For

Certified Public Accountants of Hong Kong and Deloitte Touche

Tohmastu Certified Public Accountants as the International and
Domestic Auditors of the Company respectively for 2008 and

authorize the Board of Directors to fix their remunerations

S.1	Amend the relevant Clauses of the Articles of Association and	Management	For	For

authorize the Board of Directors to handle the relevant

amendment procedures with the relevant PRC Government

authorities regarding the Articles of Association [ as specified]

S.2	Authorize the Board of Directors to allot new shares: to separately	Management	For	For

or concurrently allot, issue and deal with additional shares of A shares and/or H shares during the Relevant Period [as specified]

and to make or grant offers, agreements and/or options for such matters and the general mandate shall not be extended beyond the Relevant Period save that the Board may during the Relevant

Period make or grant offers, agreements and/or options which may require the exercise of such power after the Relevant Period other than the shares issued pursuant to Rights Issue, any
acquisition proposal in relation to any option shares of the

Company, any shares issue proposal in lieu of dividend or similar arrangements or the shares issued as approved by the general meeting, the aggregate number of A shares and/or H shares to be issued or allotted as approved by the Board or issued or allotted as agreed conditionally or unconditionally by the Board, (whether to be based on options or other methods), respectively shall not exceed 20% of the A shares and/or H shares issued by the

Company as at the date of the passing of this special resolution,

authorize the Board the general mandate in compliance with the
Company Law of the People's Republic of China and the Rules

Governing the Listing of Securities on the Stock Exchange of

Hong Kong Limited and only if approvals (if necessary) from the
China Securities Regulatory Commission and/or other relevant

PRC government authorities are obtained. When the Board

carries out the A shares issue proposal as per the general
mandate, the A shares issue proposal to be submitted by the

Board will still be subject to the approval of the general meeting if the PRC Domestic Laws and regulations stipulated so, issue A share while the relevant regulatory authorities in the PRC has reviewed the same but approval has not yet been granted, the general mandate granted to the Board in connection with H share issue shall remain in force; authorize the Board, subject to the exercising of the general mandate and issuance of shares as

resolved under this special resolution: 1) to approve, execute,

make, or procure to execute and make any documents, deeds and matters that it deems relevant to the exercise of the general mandate or issuance of such new shares, including but not limited to the timing, quantity, price and place of the issuance, make all the necessary applications to the relevant authorities, execute the underwriting agreement (or any other agreements); 2) to

determine the usage of the proceeds and do necessary filing and registration with the relevant authorities in the PRC, Hong Kong and/or other places and jurisdiction (as the case may be); and 3)

to increase the capital and make corresponding amendment to the
Articles of Association and make filing and registration for such increase with the relevant authorities in the PRC, Hong Kong and/or other places and jurisdiction

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

262851	55P	599292	280000	28-Apr-2008	28-Apr-2008

DONGFANG ELECTRIC CORPORATION LTD

Security	Meeting Type
Y20958107	Class Meeting

Ticker Symbol	Meeting Date	16-May-2008

ISIN	CNE100000304	Agenda	701517762 - Management

Item	Proposal	Type	Vote	For/Against
Management

S.1.1	Approve the category and nominal value of shares to be issued:	Management	Against	Against
Renminbi ordinary shares [A Shares] with a nominal value of RMB

1.00 each

Management	Against
S.1.2	Approve number of shares to be issued and amount of the	Against

proceeds: the number of shares to be issued will not be more than

65,000,000 shares and the amount of the proceeds raised will not exceed the amount required for the implementation of the projects

S.1.3	Approve the issuing method: the pricing of the additional A shares	Management	Against	Against

issue will be conducted both online and offline, the original A shareholders can exercise their preferential rights to the shares according to the number of shares held at the register of members after the close of business on the record date, authorize the Board by the general meeting to determine the specific issuing method and the proportion of preferential rights with reference to the market conditions

S.1.4	Approve the target subscribers: institutional investors and natural	Management	Against	Against

persons who hold A share trading accounts with the Shanghai

Stock Exchange [excluding those prohibited by the laws and
regulations of the PRC]

S.1.5	Approve the issue price and basis of its determination: the issue	Management	Against	Against

price is not less than the average price of A shares for the 20 trading days immediately prior to the date on which the offering document in relation to the additional A shares issue is published or the average price of A shares for the trading day immediately before such offering document is published, authorize, the specific issue price will be determined by the Board after consultation with the lead manager by the general meeting

S.1.6	Approve the use of proceeds: the proceeds raised from the	Management	Against	Against

additional A shares issue [the Proceeds] as specified

S.1.7	Approve the Approve the distribution plan for accumulative	Management	Against	Against

undistributed profit upon completion of the Additional A-Shares

Issue: upon the completion of the Additional A-Shares Issue, both the existing and new shareholders of the Company will be entitled to the accumulative undistributed profit

S.1.8	Approve the Validity of the resolution: the resolution in respect of	Management	Against	Against

the Additional A-Shares Issue is valid for 12 months since the date of passing of the resolution at the general meeting of the

Company

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

28-Apr-2008
262851	55P	599292	280000	28-Apr-2008

DONGFANG ELECTRIC CORPORATION LTD

Security	Meeting Type
Y20958107	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date	16-May-2008

ISIN	CNE100000304	Agenda	701517748 - Management

Item	Proposal	Type	Vote	For/Against
Management

1.	Approve, that the Company having met the requirements for	Management	For	For
public issue of additional A shares [Additional A shares issue] as specified

Management	Against
S.2	Approve the additional A shares issue of the Company: i) category	Against

and nominal value of shares to be issued: Renminbi ordinary

shares [A Shares] with a nominal value of RMB 1.00 each ii)

number of shares to be issued and amount of the proceeds: the number of shares to be issued will not be more than 65,000,000 shares and the amount of the proceeds raised will not exceed the amount required for the implementation of the projects iii) issuing method: the pricing of the additional A shares issue will be conducted both online and offline, the original A shareholders can exercise their preferential rights to the shares according to the number of shares held at the register of members after the close of business on the record date, authorize the Board by the general meeting to determine the specific issuing method and the

proportion of preferential rights with reference to the market conditions iv) target subscribers: institutional investors and natural persons who hold A share trading accounts with the Shanghai

Coal ETF

BANPU PUBLIC CO LTD

Security				Meeting Type
		Y0697Z103			Annual General Meeting

Ticker Symbol				Meeting Date	04-Apr-2008

ISIN		TH0148010000		Agenda	701472968 - Management

Item	Proposal			Type	Vote	For/Against
Management

	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING			Non-Voting
RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING

PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD

BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK

YOU.

1.	To certify the minutes of the AGM for the year 2007			Non-Voting

2.	To acknowledge the performance of the Company for the year			Non-Voting

2007

3.	To approve the balance sheet and the profit and loss statements			Non-Voting

for the YE on-31 DEC 2007

4.	To consider the distribution of annual profits			Non-Voting

5.A	To consider the appointments of the Directors in place of those			Non-Voting

retiring by ro-tation

5.B	To consider the appointments of a new Director			Non-Voting

Non-Voting
5.C	To consider the Directors' remuneration

6.	To appoint the Company's Auditor and fix his/her remuneration			Non-Voting

7.	Others [if any]			Non-Voting

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed

Shares

	262872	55P	74300	0

CHINA COAL ENERGY CO LTD

Security				Meeting Type
		Y1434L100			Annual General Meeting

Ticker Symbol				Meeting Date	20-Jun-2008

ISIN		CNE100000528		Agenda	701590920 - Management

Item	Proposal			Type	Vote	For/Against
Management

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING			Non-Voting
ID 474356 DUE TO RECEIPT OF A-DDITIONAL RESOLUTION.

ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE

DISRE-GARDED AND YOU WILL NEED TO REINSTRUCT ON

THIS MEETING NOTICE. THANK YOU.

1.	Approve the 2007 report of the Board of Directors of the Company			Management	For	For

[the Board of Directors]

2.	Approve the 2007 report of the Supervisory Committee of the			Management	For	For

Company [the Supervisory Committee]

3.	Approve the report of the Auditors and the Company's audited			Management	For	For

financial statements for the YE 31 DEC 2007

4.	Approve the profit distribution plan for the year 2007 and authorize			Management	For	For

the Board of Directors to implement such proposal

5.	Approve the Company's 2008 capital expenditure budget			Management	For	For

6.	Approve the 2008 emoluments distribution policy for the Directors			Management	For	For

and the Supervisors of the Company

				Management	For
7.	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited					For

Company, as the Company's Domestic Auditor and

PricewaterhouseCoopers, Certified Public Accountants, as the

Company's International Auditor for the FY 2008 and to authorize the Board of Directors to determine their respective remunerations

8.	Approve and ratify the share purchase agreement dated 25 April			Management	For	For
2008 [the Share Purchase Agreement I] entered into between the

Company [as the purchaser] and China Coal Imp. & Exp. [as the seller] in relation to the purchase of 100% equity interest in the

Dongpo Coal, and the transaction contemplated thereunder; and
authorize the Board of Directors of the Company to exercise all powers of the Company and executed all documents and to do all things and take all other steps as might in its opinion be desirable or necessary in connection with the Share Purchase Agreement I and/or the transaction contemplated thereunder

9.	Approve and ratify the share purchase agreement dated 25 April			Management	For	For

2008 [the Share Purchase Agreement II] entered into between the

Company [as the purchaser] and China Coal Trade and Industry

[as the seller] in relation to the purchase of 5% equity interest in the Qinhuangdao Imp.& Exp., and the transaction contemplated thereunder; and authorize the Board of the Directors of the

Company to exercise all powers of the Company and executed all documents and to do all things and take all other steps as might in its opinion be desirable or necessary in connection with the Share

Purchase Agreement II and/or the transaction contemplated
thereunder

S.10	Authorize the Directors of the Company to allot, issue and deal			Management	For	For

with A shares and H shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal

amount of the issued share capital of the Company otherwise than pursuant to: i) a rights issue; or ii) any scrip dividend or similar arrangement; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of

Association or other applicable laws to be held]; and to make corresponding amendments to the Articles of Association of the

Company as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares as provided in this resolution

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	4841820	0	11-Jun-2008	11-Jun-2008

CHINA SHENHUA ENERGY COMPANY LTD

Security				Meeting Type
		Y1504C113			Annual General Meeting

Ticker Symbol				Meeting Date	16-May-2008

ISIN		CNE1000002R0		Agenda	701516974 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Receive the report of the Board of Directors of the Company for			Management	For	For
the YE 31 DEC 2007

2.	Receive the report of the Board of Supervisors of the Company for			Management	For	For

the YE 31 DEC 2007

3.	Approve the Audited financial statements of the Company for the			Management	For	For

YE 31 DEC 2007

4.	Approve the Company's profit distribution plan for the YE 31 DEC			Management	For	For

2007

5.	Approve the remuneration of the Directors and the Supervisors of			Management	For	For

the Company in 2007

6.	Re-appoint KPMG Huazhen and KPMG as the PRC and			Management	For	For

International Auditors respectively of the Company for 2008; and

authorize the Committee appointed by the Board comprising
Messrs. Chen Biting and Ling Wen, all being Directors of the

Company, to determine their remuneration

7.	Approve the amendments to the "Connected Transaction Decision			Management	For	For

System of China Shenhua Energy Company Limited"

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	3065256	0	07-May-2008	07-May-2008

CIC ENERGY CORP, ROAD TOWN-TORTOLA

Security				Meeting Type
		G2136R106			Annual General Meeting

Ticker Symbol				Meeting Date	27-May-2008

ISIN		VGG2136R1064		Agenda	701572566 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Elect the Directors as specified			Management	For	For

2.	Appoint KPMG INC., Chartered Accountants, as the Auditors of			Management	For	For

the Company and authorize the Board of Directors of the

Company to fix their remuneration, as specified

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	126533	0	13-May-2008	13-May-2008

EUROPEAN GAS LTD

Security				Meeting Type
		Q3656W102			ExtraOrdinary General Meeting

Ticker Symbol				Meeting Date	15-Feb-2008

ISIN		AU000000EPG0		Agenda	701440252 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Approve, for the purpose of Listing Rule 7.4 and for all other			Management	Against	Against
purposes, the previous issue of 14,500 tranche A Notes to

Transcor Astra Group, made on 28 DEC 2007, the terms as

specified

2.	Approve, for the purpose of Listing Rule 7.1 and for all other			Management	Against	Against

purposes, to issue of 9,750 tranche B Notes for a private

placement convertible into fully paid ordinary shares in the
Company, the terms as specified

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	128640	0	13-Feb-2008	13-Feb-2008

EXXARO RES LTD

Security				Meeting Type
		S26949107			Annual General Meeting

Ticker Symbol				Meeting Date	25-Apr-2008

ISIN		ZAE000084992		Agenda	701518271 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Receive and adopt the annual financial statements for the YE 31			Management	For	For
DEC 2007

2.	Re-appoint Deloitte and Touche as the Auditors			Management	For	For

3.	Authorize the Directors to determine the Auditors remuneration			Management	For	For

4.1	Re-elect Mr. U. Khumalo as a Director			Management	For	For

4.2	Re-elect Dr. D. Konar as a Director			Management	For	For

4.3	Re-elect Mr. R.P. Mohring as a Director			Management	For	For

4.4	Re-elect Mr. P.K.V. Ncetezo as a Director			Management	For	For

5.	Approve the Non-Executive Directors remuneration for the period			Management	For	For

01 JAN 2008 to 31 DEC 2008

				Management	For
6.	Grant authority to allot and issue shares					For

For
7.	Grant authority to allot and issue shares for cash			Management		For

8.	Grant authority to repurchase Company shares			Management	For	For

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed

Shares

07-Apr-2008
	262872	55P	167194	0	07-Apr-2008

FUSHAN INTERNATIONAL ENERGY GROUP LTD

Security				Meeting Type
		Y2677L104			Annual General Meeting

Ticker Symbol				Meeting Date	13-Jun-2008

ISIN		HK0639031506		Agenda	701568062 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Receive and adopt the audited financial statements and reports of			Management	For	For
the Directors and the Auditors for the YE 31 DEC 2007

2.I	Re-elect Mr. Xue Kang as a Director			Management	For	For

2.II	Re-elect Mr. Wong Lik Ping as a Director			Management	For	For

2.III	Re-elect Mr. So Kwok Hoo as a Director			Management	For	For

2.IV	Authorize the Board of Directors to fix their remuneration			Management	For	For

3.	Re-appoint Grant Thornton as the Auditors and authorize the			Management	For	For

Board of Directors to fix their remuneration

4.A	Authorize the Directors of the Company [the Directors], subject to			Management	Against	Against

this resolution and pursuant to section 57B of the Companies

Ordinance [chapter 32 of the laws of Hong Kong], to allot, issue and deal with additional shares in the capital of the Company or securities convertible into shares, or options, warrants or similar rights to subscribe for any shares or such securities in the capital of the company, to allot the aggregate nominal amount of share capital and issued by the Directors pursuant to the approval granted in this resolution, otherwise than pursuant to: i) a rights issue; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the company or any securities when are convertible into shares; or iii) an issue of shares under any share option scheme or similar arrangement
adopted by the Company; or iv) an issue of shares as scrip

dividends or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares in accordance with the Articles of Association of the Company, shall not exceed 20% of the aggregate nominal amount of the share

capital of the Company as at the date of passing of this resolution;

[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next

AGM of the Company is required by the Articles of Association of the Company Ordinance [chapter 32 of the laws of Hong Kong] to be held]

4.B	Authorize the Directors of the Company to repurchase its own			Management	For	For

shares in the capital of the Company [Shares] during the relevant period on The Stock Exchange of Hong Kong Limited [Stock

Exchange], subject to and in accordance with all applicable laws and the requirements of the rules governing the Listing of
Securities on the Stock Exchange, not exceeding 10% of the

aggregate nominal amount of the shares in issue as at the date of the passing of this Resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company Ordinance [Chapter

32 of the Laws of Hong Kong] to be held]

4.C	Approve, conditional upon the passing of Resolutions 4A and 4B,			Management	For	For

to extend the general mandate granted to the Directors to allot,

issue and otherwise deal with the shares in the capital of the

Company, pursuant to Resolution 4A, by an aggregate nominal
amount of the share capital the Company pursuant to such

general mandate by the Directors of the Company in accordance with Resolution 4B, provided that such amount does not exceed
10% of the aggregate nominal amount of the share capital of the

Company at the date of passing this resolution

	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT			Non-Voting

OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT

IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY

FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	3193929	1000000	03-Jun-2008	03-Jun-2008

HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD, GRA

Security				Meeting Type
		G44403106			Annual General Meeting

Ticker Symbol				Meeting Date	18-Jun-2008

ISIN		KYG444031069		Agenda	701600391 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Receive and adopt the audited financial statements and the			Management	For	For
reports of the Directors of the Company and the Auditors of the

Company for the YE 31 DEC 2007

				Management	For
2.	Declare the final dividend of RMB 8.4 cents per share for the YE					For

31 DEC 2007

For
3.	Re-elect Mr. Xian Yang as an Executive Director			Management		For

4.	Re-elect Mr. Sun Jiankun as an Executive Director			Management	For	For

5.	Re-elect Mr. Wang Rong as an Executive Director			Management	For	For

6.	Re-elect Mr. Chan Chi Hing as an Independent Non-Executive			Management	For	For

Director

7.	Re-elect Mr. Wang Zhiguo as an Independent Non-Executive			Management	For	For

Director

8.	Re-elect Mr. Huang Rongsheng as an Independent Non-Executive			Management	For	For

Director

9.	Authorize the Board of Directors [the 'Board'] to fix the Directors'			Management	For	For

remuneration

10.	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the			Management	For	For

Company and authorize the Board to fix their remuneration

11.	Authorize the Directors, pursuant to the Rules Governing the			Management	For	For

Listing of Securities on The Stock Exchange of Hong Kong

Limited [Stock Exchange] to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding the 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) any share option scheme or similar

arrangement; or iii) any scrip dividend or similar arrangement; iv)

any issue of shares in the Company upon the exercise of rights of subscription or conversion under the terms of any existing

warrants of the Company or any existing securities of the

Company which carry rights to subscribe for or are convertible into shares of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by the Articles of association of the Company or any applicable law of the Cayman
Islands to be held]

12.	Authorize the Director to repurchase its shares on the Stock			Management	For	For
Exchange or any other stock exchange on which the shares of the

Company may be listed and recognized by the Securities and

Futures Commission of Hong Kong ["Securities and Futures

Commission"] and the Stock Exchange for such purpose, and
otherwise in accordance with the rules and regulations of the

Securities and Futures Commission, the Stock Exchange or of any

other stock exchange as amended from time to time and all
applicable laws in this regard, not exceeding 10% of the

aggregate nominal amount of the issued share capital of the

Company at the date of the passing of this resolution and the authority pursuant [as specified in this resolution] shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next

AGM of the Company is required by the Articles of association of the Company or any applicable law of the Cayman Islands to be held]

13.	Approve conditional upon the passing of Resolutions 11 and 12, to			Management	For	For

extend the general mandate granted to the Directors to allot, issue and deal with any additional shares and to make or grant offers, agreements and options which might require the exercise of such powers pursuant to Resolution 11, by addition thereto of an

amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 12, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	3435407	0	06-Jun-2008	06-Jun-2008

MITSUI MINING COMPANY, LIMITED

Security				Meeting Type
		J44927101			Annual General Meeting

Ticker Symbol				Meeting Date	27-Jun-2008

ISIN		JP3889610006		Agenda	701639431 - Management

Item	Proposal			Type	Vote	For/Against
Management

-	This is the Annual Shareholders Meeting with all items to be voted			Non-Voting
on by-Common shareholders; Items 3 and 4 are Related to the

Terms of C Class-Shares, and are to be voted on by Class C

Shareholders as well

1	Approve Appropriation of Profits			Management	For	For

2	Approve Capital Reserves Reduction			Management	For	For

C.3	Approve Purchase of Own Class C Shares			Management	For	For

				Management	For
C.4	Amend Articles to: Approve Minor Revisions, Allow Use of					For

Electronic Systems for Public Notifications, Change Official

Company Name to Nippon Coke & Engineering Company,

Limited, Specify the Term of Class B Share Purchase Request

5.1	Appoint a Director			Management	For	For

5.2	Appoint a Director			Management	For	For

5.3	Appoint a Director			Management	For	For

5.4	Appoint a Director			Management	For	For

5.5	Appoint a Director			Management	For	For

				Management	For
5.6	Appoint a Director					For

For
5.7	Appoint a Director			Management		For

6.1	Appoint a Corporate Auditor			Management	For	For

6.2	Appoint a Corporate Auditor			Management	For	For

6.3	Appoint a Corporate Auditor			Management	For	For

6.4	Appoint a Corporate Auditor			Management	For	For

7	Approve Provision of Retirement Allowance for Directors and			Management	For	For

Corporate Auditors

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	27500	168000	14-Jun-2008	14-Jun-2008

PT BUMI RESOURCES TBK

Security				Meeting Type
		Y7122M110			ExtraOrdinary General Meeting

Ticker Symbol				Meeting Date	30-Apr-2008

ISIN		ID1000068703		Agenda	701540571 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Approve to revise the purchase price of takeover transaction,			Management	Against	Against
through its wholly owned subsidiary, Calipso Investment Pte, LTD,

a Company incorporated under the laws of Singapore over Herald

Resource Limited [HR] shares, a Company incorporated in

Australia and listed in Australian Stock Exchange, according to
Australian Capital Market Regulations

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	20038500	0	25-Apr-2008	25-Apr-2008

PT BUMI RESOURCES TBK

Security				Meeting Type
		Y7122M110			MIX

Ticker Symbol				Meeting Date	12-Jun-2008

ISIN		ID1000068703		Agenda	701579382 - Management

Item	Proposal			Type	Vote	For/Against
Management

A.1	Approve the Company's performance report 2007			Management	For	For

A.2	Ratify the financial statement 2007			Management	For	For

A.3	Approve the Profit allocation			Management	For	For

A.4	Appoint the Public Accountant for financial report 2008			Management	For	For

A.5	Approve the bonus and remuneration to the Board of Director and			Management	For	For

Commissioner

E.1	Approve to change the Articles of Association to comply with the			Management	For	For

UU No. 40 th 2007

E.2	Grant authority to buy back Company's share			Management	For	For

	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE			Non-Voting

IN NUMBERING AND TEXT OF RES-OLUTIONS. IF YOU HAVE

ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN

THIS PR-OXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	23751000	0	09-Jun-2008	09-Jun-2008

PT DARMA HENWA TBK

Security				Meeting Type
		Y711A6100			ExtraOrdinary General Meeting

Ticker Symbol				Meeting Date	30-Jun-2008

ISIN		ID1000107303		Agenda	701642200 - Management

Item	Proposal			Type	Vote	For/Against
Management

	PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.			Non-Voting

E.1	Amend the Company-s Article of Association			Management	For	For

E.2	Authorize the Directors to use the fund resulted from initial public			Management	For	For

offering

A.1	Approve the Director-s report regarding the Company-s condition			Management	For	For

and business activities for book YE 31 DEC 2007

A.2	Ratify the balance sheet and financial statement for the book YE			Management	For	For

31 DEC 2007

A.3	Approve the plan of the utilization of the Company-s profit in book			Management	For	For

year 2007

A.4	Authorize the Commissioners to appoint the Public Accountant to			Management	For	For

audit the Company-s financial report for book year 2008 and

approve to determine the honorarium for the Public Accountant and other requirements of its appointment

A.5	Approve to determine honorarium and other benefit for the			Management	For	For

Commissioners

A.6	Authorize the Commissioners to determine task and authority for			Management	For	For

the Directors and salary and benefit for the Directors

A.7	Approve the report of the utilization of fund from initial public			Management	For	For

offering until 31 MAR 2008

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	14377000	0	25-Jun-2008	25-Jun-2008

PT INDO TAMBANGRAYA MEGAH TBK

Security				Meeting Type
		Y71244100			MIX

Ticker Symbol				Meeting Date	11-Apr-2008

ISIN		ID1000108509		Agenda	701486789 - Management

Item	Proposal			Type	Vote	For/Against
Management

A.1	Approve the Company's annual report for the year 2007			Management	For	For

A.2	Ratify the Company's financial statement report for the year 2007			Management	For	For

A.3	Approve the Company's profit allocation for the year 2007			Management	For	For

A.4	Appoint the Public Accountant and authorize the Directors to			Management	For	For

determine their remuneration

A.5	Approve to determine the remuneration package to the Board of			Management	For	For

Commissioners and the Directors for the year 2008

A.6	Approve the allocation of proceeds from previous share issuance			Management	For	For

E.1	Amend the Articles of Company's Association against the Law			Management	For	For

No.40 years 2007

	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE			Non-Voting

IN THE RECORD DATE. IF YOU H-AVE ALREADY SENT IN

YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM

UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	61052	0	08-Apr-2008	08-Apr-2008

PT TAMBANG BATUBARA BUKIT ASAM (PERSERO) TBK

Security				Meeting Type
		Y8520P101			Annual General Meeting

Ticker Symbol				Meeting Date	29-May-2008

ISIN		ID1000094006		Agenda	701585955 - Management

Item	Proposal			Type	Vote	For/Against
Management

	PLEASE NOTE THAT THIS IS AN MIX. THANK YOU.			Non-Voting

A.1	Approve the Director's report regarding condition and Company's			Management	For	For

activities for book year 2007 and report of partnership and

environment development program for book year 2007

For
A.2	Ratify the Company's annaul calculation for book year ended 31			Management		For

DEC 2007 and the report of partnership and environment

development program for book year 2007

A.3	Approve to determine the profit utilization including dividend			Management	For	For

distribution for book year facility and bonus for the Directors and the Commissioners

A.4	Approve to determine salary/honorarium, facility and bonus for			Management	For	For

Directors and Commissioners

A.5	Appoint the Public Accountant to audit the Company's annaul			Management	For	For

calculation and program of partnership and environment

development for book year 2008

E.1	Approve the Company's plan to perform joint venture business			Management	For	For

with PT Kereta API Indonesia, to organize and develop the railway transportation diver III at south sumatera and supplying coal transportation agreement between the Company and the joint

Company which considered as a material transaction and has

conflict interest transaction as definen in capital market
Supervisory agency regulation number IX.E.1 attachment

Chairman Bapepam Decree number KEP-32/PM 2000 dated 22

AUG 2000 regarding conflicting interest and Bapepam Regulation
No. IX.E.2 attachment Chairman Bapepam Decre No. Kep-

02/pm/2001 regarding material transaction and amendment of

core business

E.2	Approve the Company's plan to take over all the share owned by			Management	For	For

republic Indonesia state in PT Pelayaran Bahtera Adiguna by the

Government Republic of Indonesia, which is consist a conflict of interest

E.3	Approve the Company's plan to execute Railway and Port project			Management	For	For
to develop mining of Banco tengah Blok timur and develop railway line and harbor which considered as a material transaction

				Management	For
E.4	Amend the Company's Articles of Association to comply with the					For

rule number 40 year 2007 regarding the limited Company

For
E.5	Approve the restructuring of the Company's Board of			Management		For

Commissioners

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	1950500	0	26-May-2008	26-May-2008

RIVERSDALE MINING LTD

Security				Meeting Type
		Q8202C104			Ordinary General Meeting

Ticker Symbol				Meeting Date	30-Jun-2008

ISIN		AU000000RIV6		Agenda	701607434 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Approve, for all purposes including for the purpose of Listing Rule			Management	For	For
7.2, exception 9, the Riversdale Mining 2008 Option Plan [the

Plan], the principal terms as specified, and issue of option under the plan

2.	Approve, for all purposes including for the purpose at Listing Rule			Management	For	For

10.14 and Chapter 2E of the Corporations Act to grant 1,400,000

Tranche 1 options to acquire ordinary shares in the capital of the
Company under the Plan to Mr. Michael O'Keeffe, Chairman and

Chief Executive Officer of the Company, as specified

3.	Approve, for all purposes including for the purpose of Listing Rule			Management	For	For

10.14 and Chapter 2E of the Corporations Act to grant 350,000

Tranche 2 options to acquire ordinary shares in the capital of the

Company under the Plan to Mr. Michael O'Keeffe, Chairman and
Chief Executive Officer of the Company as specified,

For
4.	Approve, for all purposes including for the purpose of Listing Rule			Management		For

10.14 and Chapter 2E of the Corporations Act to grant 1,000,000

Tranche 1 options to acquire ordinary shares in the capital of the

Company under the Plan to Mr. Michael O'Keeffe, Chairman and
Chief Executive Officer of the Company as specified,

5.	Approve, for all purposes including for the purpose of Listing Rule			Management	For	For

10.14 and Chapter 2E of the Corporations Act to grant 420,000

Tranche 1 options to acquire ordinary shares in the capital of the

Company under the Plan to Mr. Niall Lenahan, Finance Director of the Company, as specified,

6.	Approve, for all purposes including for the purpose of Listing Rule			Management	For	For

10.14 and Chapter 2E of the Corporations Act to grant 105,000

Tranche 2 options to acquire ordinary shares in the capital of the

Company under the Plan to Mr. Niall Lenahan, Finance Director of the Company, as specified,

7.	Approve, for all purposes including for the purpose of Listing Rule			Management	For	For

10.14 and Chapter 2E of the Corporations Act to grant of

1,000,000 Tranche 1 options to acquire ordinary shares in the capital of the Company under the Plan to Mr. Niall Lenahan,

Finance Director of the Company, as specified

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	657204	0	13-Jun-2008	13-Jun-2008

SEMIRARA MINING CORPORATION

Security				Meeting Type
		Y7627Y155			Annual General Meeting

Ticker Symbol				Meeting Date	06-May-2008

ISIN		PHY7627Y1552		Agenda	701526850 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.	Call to order			Management	For	For

2.	Approve the proof of notice of meeting and certification of quorum			Management	For	For

3.	Approve the minutes of previous meeting held on 07 May 2007			Management	For	For

4.	Receive the Management report			Management	For	For

5.	Ratify the Acts of the Board of Directors and Management from			Management	For	For

the date of the last annual stockholders' meeting to the date of this meeting

6.	Approve the additional amendments of the Corporation's			Management	For	For

amended By-Laws

7.1	Elect Mr. David M. Consunji as a Member of the Board of Director			Management	For	For

for 2008-2009

7.2	Elect Mr. Cesar A. Buenaventura as a Member of the Board of			Management	For	For

Director for 2008-2009

7.3	Elect Mr. Isidro A. Consunji as a Member of the Board of Director			Management	For	For

for 2008-2009

7.4	Elect Mr. Victor A. Consunji as a Member of the Board of Director			Management	For	For

for 2008-2009

7.5	Elect Mr. Jorge A. Consunji as a Member of the Board of Director			Management	For	For

for 2008-2009

				Management	For
7.6	Elect Mr. Herbert M. Consunji as a Member of the Board of					For

Director for 2008-2009

For
7.7	Elect Mr. George G. San Pedro as a Member of the Board of			Management		For

Director for 2008-2009

7.8	Elect Mr. Ma. Cristina C. Gotianun as a Member of the Board of			Management	For	For
Director for 2008-2009

7.9	Elect Mr. Ma. Edwina C. Laperal as a Member of the Board of			Management	For	For

Director for 2008-2009

7.10	Elect Mr. Federico E. Puno as a Independent Director for 2008-			Management	For	For

2009

7.11	Elect Mr. Victor C. Macalincag as a Independent Director for			Management	For	For

2008-2009

8.	Appoint the Independent External Auditor			Management	For	For

9.	Adjournment			Management	For	For

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

	262872	55P	283000	0	25-Apr-2008	25-Apr-2008

SOUTHGOBI ENERGY RES LTD

Security				Meeting Type
		844375105			Annual General Meeting

Ticker Symbol				Meeting Date	21-May-2008

ISIN		CA8443751059		Agenda	701539554 - Management

Item	Proposal			Type	Vote	For/Against
Management

1.1	Elect Mr. John Macken as a Director			Management	For	For

1.2	Elect Mr. Pierre Lebel as a Director			Management	For	For

1.3	Elect Mr. Andre Deepwell as a Director			Management	For	For

1.4	Elect Mr. Peter Meredith as a Director			Management	For	For

1.5	Elect Mr. Stuart Angus as a Director			Management	For	For

1.6	Elect Mr. R. Edward Flood as a Director			Management	For	For

1.7	Elect Mr. Robert Hanson as a Director			Management	For	For

2.	Appoint Deloitte & Touche, Chartered Accountants, as the			Management	For	For

Auditors of the Company at a remuneration to be fixed by the

Board of Directors

3.	Approve the Company's Employee's and the Directors Equity			Management	For	For

Incentive Plan as a Rolling Plan, as specified

	Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunt duly authorized.

MARKET VECTORS ETF
TRUST

(Registrant)

                            August 29, 2008
/s/  KEITH J. CARLSON

Keith J. Carlson
Chief Executive Officer